OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Results of sundry assets	$ 8,867	$ 8,165	$ 8,177
Gain from the agreement related to the post-retirement benefits from Usiminas	0	108,696	0
Provision for legal claims and other matters	60,469	59,649	1,069
Other operating income	0	0	5,735
Other operating income	69,336	176,510	14,981
Other operating expense	(11,667)	(23,857)	0
Other operating expense	(44,102)	(66,173)	(99,000)
Other operating (expense) income, net	25,234	110,337	(84,019)
Update of certain tax liabilities		10
Mining assets
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charge	$ (32,435)	$ (42,316)
Buildings and improvements
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charge			$ (99,000)